Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 27, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment at December 27, 2014 and December 28, 2013 were:

	December 27, 2014	December 28, 2013
	(in millions)
Land	$79	$72
Buildings and improvements	1,881	1,806
Machinery and equipment	5,619	5,584
Construction in progress	464	360
	8,043	7,822
Accumulated depreciation	(3,851)	(3,707)
Property, plant and equipment, net	$4,192	$4,115